First Quarter Report
June 30, 2023 (Unaudited)
Columbia Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 21.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
05/17/2027	4.890%	7,780,000	7,350,711
American Credit Acceptance Receivables Trust(a)
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	2,790,523
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,431,254
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	6.710%	4,000,000	3,886,672
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	883,915
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.960%	10,800,000	10,598,332
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	6.680%	5,000,000	4,844,915
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	6.700%	3,000,000	2,970,228
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,122,370	1,033,098
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	2,360,000	2,317,513
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	325,975	321,319
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,441,075
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	635,430
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	2,000,000	1,867,249
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	6.810%	3,025,000	2,944,762
First Investors Auto Owner Trust(a)
Series 2021-1A Class A
03/16/2026	0.450%	12,037	12,012
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	421,622	414,403
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	8,007,950	7,872,289
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,600,000	1,526,973
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	6.350%	4,150,000	4,079,450
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,789,271
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	6.700%	5,500,000	5,449,499
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	3,460,657	3,319,566
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	512,024	499,683
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	6.415%	1,250,000	1,239,438
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	2,010,000	1,875,533
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	1,363,755	1,265,524
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	881,532	876,111
2	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	100,707	100,443
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month USD LIBOR + 1.070% Floor 1.070% 02/20/2034	6.449%	5,000,000	4,921,460
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	11,000,000	10,751,385
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	2,996,009	3,002,013
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	134,307	134,057
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,546,360	2,407,670
Series 2021-3 Class A
05/15/2029	1.150%	1,279,141	1,266,822
Series 2021-5 Class A
08/15/2029	1.530%	1,269,039	1,245,498
Series 2021-HG1 Class A
01/16/2029	1.220%	3,739,938	3,580,027
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	591,606	567,270
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	8,723,279	8,783,926
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 02/20/2028	6.179%	1,476,020	1,472,259
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	6.419%	2,582,574	2,563,039
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	5.710%	4,975,000	4,787,930
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,921,108	1,694,609
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	6.660%	10,000,000	9,775,050
Santander Drive Auto Receivables Trust
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	160,092	159,591
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	3,885,109
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,713,382
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	544,896	544,185
Series 2018-3A Class A
09/20/2035	3.690%	206,576	205,408
Series 2021-1A Class A
11/20/2037	0.990%	743,608	688,744
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,265,609	1,232,397
Series 2020-ST6 Class A
01/20/2027	3.000%	1,149,529	1,118,728
Series 2021-ST10 Class A
01/20/2030	2.250%	3,860,535	3,683,393
Series 2021-ST3 Class A
05/20/2027	2.000%	1,082,865	1,037,467
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	529,998	516,385
Series 2021-2 Class A
06/20/2031	0.910%	124,842	124,528
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,150,000	1,122,240
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,250,000	1,205,097
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	700,000	685,515
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	11,005,000	10,195,736
Total Asset-Backed Securities — Non-Agency (Cost $171,625,856)			166,708,111

Columbia Short Term Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 13.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	6.643%	9,100,000	8,910,727
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	6.544%	6,500,000	6,424,950
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	6.443%	3,650,000	3,513,455
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	6.693%	1,975,000	1,895,533
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	6.444%	8,500,000	8,267,369
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.512%	6,188,000	6,122,380
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	6.492%	6,350,000	6,018,816
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/14/2036	6.780%	2,180,000	2,087,495
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	7.080%	1,931,000	1,810,499
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	8.043%	843,271	817,464
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	5.878%	5,150,000	5,113,304
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month Term SOFR + 1.364% Floor 1.250% 12/15/2037	6.512%	975,000	938,253
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,247,591
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	7.393%	3,000,000	2,567,932
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.943%	1,125,000	884,688
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	928,753
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	1,879,296
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,198,519	1,110,960
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	300,000	281,081
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	350,000	331,361
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	8,200,000	7,917,307
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.697%	14,125,000	13,519,255
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 1.000% Floor 0.875% 12/15/2034	6.193%	16,055,000	15,058,078
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	7.283%	1,600,000	1,533,587

4	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	6.393%	1,900,000	1,818,413
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	8.693%	1,575,000	1,407,358
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $109,560,590)			104,405,905

Corporate Bonds & Notes 32.7%

Aerospace & Defense 1.2%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	2,850,000	2,733,137
Boeing Co. (The)
02/01/2027	2.700%	3,250,000	2,970,828
L3Harris Technologies, Inc.
12/15/2026	3.850%	875,000	834,391
Northrop Grumman Corp.
01/15/2028	3.250%	1,500,000	1,402,843
TransDigm, Inc.(a)
03/15/2026	6.250%	651,000	647,824
08/15/2028	6.750%	112,000	112,596
TransDigm, Inc.
06/15/2026	6.375%	376,000	371,364
Total			9,072,983
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	290,175
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	558,000	553,152
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	444,673	420,993
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	587,175
Total			1,851,495
Automotive 0.5%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	95,000	92,337
Clarios Global LP(a)
05/15/2025	6.750%	741,000	742,355
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/17/2023	3.370%	200,000	197,863
03/18/2024	5.584%	978,000	970,705
11/13/2025	3.375%	309,000	287,167
05/28/2027	4.950%	140,000	132,099
IHO Verwaltungs GmbH(a),(d)
09/15/2026	4.750%	522,603	481,481
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	570,749
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	185,995
04/14/2028	6.875%	80,000	81,150
Total			3,741,901
Banking 8.8%
American Express Co.
11/05/2027	5.850%	2,400,000	2,458,754
Bank of America Corp.(e)
03/11/2027	1.658%	9,000,000	8,101,350
Bank of Montreal
06/05/2026	5.300%	2,065,000	2,060,079
Bank of New York Mellon Corp. (The)(e)
06/13/2028	3.992%	2,050,000	1,967,049
Bank of Nova Scotia (The)
06/12/2028	5.250%	2,300,000	2,284,923
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	6.204%	2,000,000	2,001,569
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	5,800,000	5,612,845
Discover Bank
09/12/2024	2.450%	1,650,000	1,562,956
Goldman Sachs Group, Inc. (The)(e)
08/23/2028	4.482%	5,850,000	5,659,502
HSBC Holdings PLC(e)
03/09/2029	6.161%	3,950,000	3,986,902
JPMorgan Chase & Co.(e)
07/25/2028	4.851%	8,000,000	7,891,847
Morgan Stanley(e)
10/18/2028	6.296%	5,500,000	5,661,707
PNC Financial Services Group, Inc. (The)(e)
12/02/2028	5.354%	1,600,000	1,581,691
Royal Bank of Canada
01/12/2028	4.900%	2,000,000	1,972,535
Toronto-Dominion Bank (The)
01/10/2028	5.156%	2,000,000	1,985,991

Columbia Short Term Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(e)
06/06/2028	4.123%	2,400,000	2,265,735
US Bancorp(e)
06/12/2029	5.775%	2,500,000	2,499,012
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	5,600,000	5,374,774
Westpac Banking Corp.
11/18/2027	5.457%	2,075,000	2,107,073
Total			67,036,294
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	190,000	195,017
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	535,327
James Hardie International Finance DAC(a)
01/15/2028	5.000%	120,000	113,202
Standard Industries, Inc.(a)
02/15/2027	5.000%	341,000	325,003
Total			973,532
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	75,083
05/01/2027	5.125%	794,000	738,396
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,900,000	2,415,216
CSC Holdings LLC
06/01/2024	5.250%	264,000	245,573
CSC Holdings LLC(a)
04/15/2027	5.500%	653,000	543,691
DISH DBS Corp.(a)
12/01/2026	5.250%	383,000	308,858
DISH Network Corp.(a)
11/15/2027	11.750%	346,000	338,356
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	556,000	443,977
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	493,729
Videotron Ltd.(a)
04/15/2027	5.125%	512,000	491,914
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	601,942
Total			6,696,735
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	132,469
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	633,000	578,257
LYB International Finance III LLC
10/01/2025	1.250%	1,000,000	904,722
WR Grace Holdings LLC(a)
06/15/2027	4.875%	195,000	181,574
Total			1,797,022
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	614,429
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	88,000	89,004
Total			703,433
Consumer Cyclical Services 0.2%
Match Group, Inc.(a)
12/15/2027	5.000%	104,000	97,512
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	196,000	194,280
Uber Technologies, Inc.(a)
05/15/2025	7.500%	913,000	924,972
Total			1,216,764
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	859,000	801,063
Newell Brands, Inc.
06/01/2025	4.875%	145,000	139,862
Newell, Inc.
04/01/2026	4.700%	330,000	310,092
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	221,911
Total			1,472,928
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2027	2.493%	1,250,000	1,140,175
Gates Global LLC/Co.(a)
01/15/2026	6.250%	814,000	803,371
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	1,250,000	1,129,954
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	250,000	231,148

6	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	786,000	795,230
06/15/2028	7.250%	270,000	275,470
Total			4,375,348
Electric 3.1%
American Electric Power Co., Inc.
11/01/2027	5.750%	1,600,000	1,635,651
CenterPoint Energy, Inc.
06/01/2026	1.450%	1,800,000	1,610,371
Dominion Energy, Inc.
10/01/2025	3.900%	1,600,000	1,545,130
DTE Energy Co.
06/01/2028	4.875%	1,200,000	1,174,268
Duke Energy Corp.
03/15/2028	4.300%	1,500,000	1,442,514
Emera US Finance LP
06/15/2026	3.550%	1,600,000	1,514,988
Eversource Energy
03/01/2028	5.450%	2,100,000	2,114,749
FirstEnergy Corp.
01/15/2026	1.600%	2,750,000	2,496,966
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,000,000	1,956,731
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	618,000	606,562
10/15/2026	3.875%	166,000	154,531
NRG Energy, Inc.
01/15/2027	6.625%	130,000	129,120
01/15/2028	5.750%	290,000	274,981
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,000,000	1,889,216
Southern Co. (The)
03/15/2028	1.750%	3,000,000	2,564,164
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	263,957
02/15/2027	5.625%	423,000	405,499
WEC Energy Group, Inc.
01/15/2028	4.750%	1,600,000	1,564,774
Total			23,344,172
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	417,000	402,522
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	441,000	409,639
Total			812,161
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
Navient Corp.
10/25/2024	5.875%	149,000	146,837
06/25/2025	6.750%	159,000	156,654
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	215,000	189,684
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	761,569
Springleaf Finance Corp.
03/15/2024	6.125%	522,000	520,137
03/15/2026	7.125%	280,000	275,629
Total			2,050,510
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2025	4.450%	3,350,000	3,261,218
Diageo Capital PLC
10/24/2027	5.300%	1,800,000	1,831,224
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	264,000	249,638
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,550,000	1,488,316
Mondelez International, Inc.
03/17/2027	2.625%	1,000,000	923,399
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	325,000	320,918
Post Holdings, Inc.(a)
03/01/2027	5.750%	274,000	267,707
Tyson Foods, Inc.
06/02/2027	3.550%	1,000,000	940,435
US Foods, Inc.(a)
04/15/2025	6.250%	678,000	678,431
Total			9,961,286
Gaming 0.5%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	128,000	123,701
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	933,000	944,095
07/01/2025	6.250%	938,000	933,839
International Game Technology PLC(a)
04/15/2026	4.125%	257,000	243,932
01/15/2027	6.250%	150,000	149,393

Columbia Short Term Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	511,000	508,064
02/15/2025	3.500%	377,000	360,756
06/15/2025	4.625%	121,000	117,017
12/01/2026	4.250%	273,000	255,870
Total			3,636,667
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	160,000	152,983
Becton Dickinson and Co.
02/13/2028	4.693%	1,600,000	1,578,077
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	191,000	186,067
Cigna Corp.
03/01/2027	3.400%	1,500,000	1,413,166
CVS Health Corp.
01/30/2029	5.000%	1,200,000	1,188,570
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,000,000	2,023,203
HCA, Inc.
06/01/2028	5.200%	3,000,000	2,983,098
HealthSouth Corp.
09/15/2025	5.750%	145,000	144,050
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	420,675
Select Medical Corp.(a)
08/15/2026	6.250%	1,105,000	1,084,847
Tenet Healthcare Corp.
02/01/2027	6.250%	589,000	584,075
Total			11,758,811
Healthcare Insurance 0.8%
Anthem, Inc.
03/15/2026	1.500%	1,500,000	1,356,583
Centene Corp.
07/15/2028	2.450%	3,000,000	2,571,523
UnitedHealth Group, Inc.
10/15/2027	2.950%	2,400,000	2,227,857
Total			6,155,963
Home Construction 0.0%
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	183,000	182,087
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	153,093
Total			335,180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.3%
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	560,668
Woodside Finance Ltd.(a)
03/15/2028	3.700%	1,800,000	1,656,463
Total			2,217,131
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	224,000	219,355
03/01/2027	5.750%	332,000	305,415
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	428,000	424,824
Cinemark USA, Inc.(a)
05/01/2025	8.750%	219,000	222,661
03/15/2026	5.875%	228,000	216,356
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	844,422
03/15/2026	5.625%	335,000	327,435
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	167,000	177,045
07/01/2026	4.250%	303,000	279,453
08/31/2026	5.500%	275,000	260,936
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	368,000	346,442
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	69,000	69,499
Vail Resorts, Inc.(a)
05/15/2025	6.250%	211,000	211,323
Total			3,905,166
Life Insurance 1.6%
Corebridge Financial, Inc.
04/05/2027	3.650%	2,650,000	2,463,654
Five Corners Funding Trust II(a)
05/15/2030	2.850%	1,900,000	1,618,149
MetLife Global Funding I(a)
12/18/2026	3.450%	3,000,000	2,806,969
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,947,000	2,839,725
Principal Life Global Funding II(a)
11/17/2026	1.500%	2,500,000	2,172,659
Total			11,901,156
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	264,000	261,618

8	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.7%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	300,000	272,847
iHeartCommunications, Inc.
05/01/2026	6.375%	810,000	682,418
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	534,000	534,093
Univision Communications, Inc.(a)
02/15/2025	5.125%	290,000	283,833
Warnermedia Holdings, Inc.
03/15/2029	4.054%	4,000,000	3,655,524
Total			5,428,715
Metals and Mining 0.2%
Constellium NV(a)
02/15/2026	5.875%	783,000	770,531
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	736,149
Novelis Corp.(a)
11/15/2026	3.250%	432,000	391,449
Total			1,898,129
Midstream 2.1%
Enbridge, Inc.
12/01/2026	4.250%	1,802,000	1,738,457
Enterprise Products Operating LLC
10/16/2028	4.150%	1,600,000	1,531,558
EQM Midstream Partners LP
08/01/2024	4.000%	70,000	68,600
12/01/2026	4.125%	178,000	165,648
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	329,366
06/01/2027	7.500%	140,000	141,373
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	241,000	238,768
Kinder Morgan, Inc.
11/15/2026	1.750%	1,500,000	1,328,896
MPLX LP
03/15/2028	4.000%	2,400,000	2,261,483
NuStar Logistics LP
10/01/2025	5.750%	680,000	665,225
06/01/2026	6.000%	256,000	249,719
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	2,900,000	2,805,005
Western Midstream Operating LP
03/01/2028	4.500%	2,000,000	1,888,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/15/2027	3.750%	2,850,000	2,691,563
Total			16,104,266
Natural Gas 0.3%
NiSource, Inc.
03/30/2028	5.250%	2,650,000	2,652,656
Oil Field Services 0.0%
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	270,000	274,606
Other Industry 0.1%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	437,511
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	125,000	114,782
Total			552,293
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	281,000	236,188
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	70,593
02/01/2027	4.250%	769,000	668,090
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	599,000	600,367
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	401,044
Total			1,976,282
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	329,321
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	341,000	333,525
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	214,036
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	162,956
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	754,000	723,771
Total			1,763,609
Pharmaceuticals 1.3%
AbbVie, Inc.
05/14/2026	3.200%	2,450,000	2,322,167
Amgen, Inc.
03/02/2028	5.150%	3,000,000	2,995,934

Columbia Short Term Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Astrazeneca Finance LLC
03/03/2028	4.875%	1,700,000	1,699,281
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	151,000	133,473
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	2,615,000	2,572,035
Total			9,722,890
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	304,000	299,741
American International Group, Inc.
04/01/2026	3.900%	996,000	957,327
Radian Group, Inc.
10/01/2024	4.500%	285,000	277,796
03/15/2025	6.625%	423,000	422,440
Total			1,957,304
Railroads 0.2%
CSX Corp.
11/01/2025	3.350%	1,378,000	1,318,319
Refining 0.2%
Phillips 66
12/01/2027	4.950%	1,600,000	1,586,134
Restaurants 0.1%
IRB Holding Corp.(a)
06/15/2025	7.000%	1,060,000	1,065,300
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2026	4.875%	250,000	233,385
Lowe’s Companies, Inc.
05/03/2027	3.100%	2,800,000	2,615,005
Total			2,848,390
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	248,000	252,605
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	282,619
Total			535,224
Technology 1.7%
Block, Inc.
06/01/2026	2.750%	301,000	274,076
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	272,000	271,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,000,000	2,861,402
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	552,706
CommScope Finance LLC(a)
03/01/2026	6.000%	274,000	256,403
Entegris, Inc.(a)
04/15/2028	4.375%	105,000	96,048
Iron Mountain, Inc.(a)
09/15/2027	4.875%	255,000	240,744
03/15/2028	5.250%	165,000	154,482
Microchip Technology, Inc.
02/15/2024	0.972%	2,000,000	1,936,002
NCR Corp.(a)
09/01/2027	5.750%	250,000	249,983
NXP BV/Funding LLC/USA, Inc.
05/01/2027	3.150%	3,000,000	2,761,862
Oracle Corp.
05/06/2028	4.500%	2,000,000	1,946,345
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	532,074
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	642,000	641,318
Total			12,775,242
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,050,000	1,961,903
Wireless 0.7%
Altice France SA(a)
02/01/2027	8.125%	601,000	520,304
American Tower Corp.
01/31/2028	1.500%	2,100,000	1,764,338
SBA Communications Corp.
02/15/2027	3.875%	230,000	211,910
Sprint Corp.
09/15/2023	7.875%	548,000	549,663
T-Mobile US, Inc.
04/15/2029	3.375%	2,500,000	2,247,871
Total			5,294,086
Wirelines 0.5%
AT&T, Inc.
02/01/2028	1.650%	1,750,000	1,505,545
Iliad Holding SAS(a)
10/15/2026	6.500%	855,000	807,233

10	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2028	2.100%	1,700,000	1,493,639
Total			3,806,417
Total Corporate Bonds & Notes (Cost $259,096,966)			248,995,038

Foreign Government Obligations(f) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	240,000	234,524
06/01/2027	5.250%	504,000	449,144
Total			683,668
Total Foreign Government Obligations (Cost $761,936)			683,668

Residential Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp.
01/01/2024	5.000%	610	608
03/01/2024- 10/01/2024	4.500%	2,121	2,095
03/01/2025- 04/01/2026	4.000%	4,520	4,420
11/01/2025	3.500%	865	845
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.219% Cap 9.369% 03/01/2034	4.511%	92,697	90,107
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	3.985%	1,531	1,496
12-month USD LIBOR + 1.709% Cap 11.199% 08/01/2036	4.286%	19,225	19,415
Federal National Mortgage Association
03/01/2024- 06/01/2026	4.000%	4,671	4,571
12/01/2025- 09/01/2026	3.500%	17,155	16,704
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	5.447%	5,226	5,282
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.625%	5,118	4,897
Government National Mortgage Association
08/15/2037	7.500%	10,979	10,981
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
07/18/2038	4.500%	8,000,000	7,843,750
Total Residential Mortgage-Backed Securities - Agency (Cost $8,042,951)			8,005,171

Residential Mortgage-Backed Securities - Non-Agency 28.2%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	3,330,323	3,082,436
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	369,756	323,143
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	927,982
CMO Series 2021-8 Class A1
11/25/2066	1.820%	7,434,083	6,228,778
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	78,983	76,329
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	3.969%	47,609	42,233
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	7.267%	3,000,000	3,017,630
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	493,871	460,069
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	3,229,392	2,818,383
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	2,141,268	1,996,678
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	61,385	57,998
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	66,987
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	6,276,391	5,537,513
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	2,174,656	2,107,232
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,771,079	1,701,741

Columbia Short Term Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,715,831	1,296,187
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	4,117,460	3,782,061
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	12,618,568	12,052,390
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,227,015	1,120,349
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	3,088,631	2,833,564
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,832,932	3,686,177
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,296,119	2,205,155
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	5,692,536	4,888,415
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	15,208,574	13,143,312
Eagle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.117%	5,100,000	5,121,923
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	6.850%	470,311	470,332
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.717%	1,202,991	1,201,316
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	6.017%	3,086,017	2,993,766
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	2,548,433	2,486,658
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,378,810	3,021,772
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,739,768	3,677,228
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	981,166	880,931
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	6.700%	863,690	863,276
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	327,782	316,998
CMO Series 2022-1 Class A1
07/25/2067	5.057%	6,559,710	6,297,584
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,547,824	2,010,955
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2024	5.500%	7,166	6,400
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	3.859%	4,529	3,670
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	2,964,730	2,708,896
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,568,385	5,149,807
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	967,848	874,919
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.190%	28,573	26,985
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,300,206	1,173,335
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,033,159	959,151
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	455,989	413,629
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	4,568,591	4,438,660
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	833,174	735,534
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	6,298,957	5,801,700

12	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	3,416,999	3,147,593
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,886,450	1,764,329
CMO Series 2021-3 Class A1
04/25/2026	1.867%	3,065,455	2,834,726
CMO Series 2021-9 Class A1
10/25/2026	2.363%	5,669,341	5,268,097
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	1,552,812	1,460,778
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	1,646,969	1,507,429
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	8,127,938	7,381,927
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	7,511,441	6,935,073
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	12,749,001	10,523,592
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,644,636	1,413,555
PRPM Trust(a),(c)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	2,498,768	2,468,992
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	628,526	554,823
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,640,312
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	390,069	351,240
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	983,741
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	4,503,622	4,089,830
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	2,132,493	1,932,214
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	322,436	308,282
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	3,251,013	3,047,379
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,006,965	1,878,624
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	8,352,999	7,607,807
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	7,021,480	6,332,856
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,624,476	1,538,768
CMO Series 2020-2 Class A1
05/25/2060	2.226%	262,860	255,708
CMO Series 2021-8 Class A3
11/25/2066	2.491%	8,486,062	7,116,285
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	3,192,564	3,102,332
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	854,767	788,427
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	3,783,846	3,428,692
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	4.563%	59,275	57,110
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $236,079,688)			214,808,688

U.S. Treasury Obligations 1.0%

U.S. Treasury
01/15/2024	0.125%	7,925,000	7,706,443
Total U.S. Treasury Obligations (Cost $7,728,518)			7,706,443

Columbia Short Term Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(h),(i)	14,807,800	14,801,877
Total Money Market Funds (Cost $14,801,162)		14,801,877
Total Investments in Securities (Cost: $807,697,667)		766,114,901
Other Assets & Liabilities, Net		(4,918,148)
Net Assets		761,196,753
At June 30, 2023, securities and/or cash totaling $1,382,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,155	09/2023	USD	234,862,031	—	(2,904,846)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(935)	09/2023	USD	(100,132,656)	1,745,862	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $546,337,307, which represents 71.77% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	14,430,292	100,413,138	(100,041,680)	127	14,801,877	(5,880)	191,029	14,807,800
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
14	Columbia Short Term Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2023 (Unaudited)
Abbreviation Legend  (continued)
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Bond Fund | First Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT222_03_N01_(08/23)